POST-EMPLOYMENT BENEFIT - Social security plans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Social Security Plans
Balance Sheet
Present value of partially or fully covered actuarial obligations (a)	R$ 25,224,907	R$ 24,356,023
Debt contract	(23,837,513)	(23,278,847)
(–) Fair value of plan assets (b)	537,357	687,956
Immediate available values	603	1,337
Realizable assets	585,776	546,132
Fixed‑income investments	29,298,968	27,835,826
Variable Income Investments	2,120,273	2,268,799
Real estate investments	500,274	493,307
Structured investments	999,176	1,281,812
Loans and financing	317,539	396,303
Pension fund – reserve allocation	131,586	103,483
Others	55	815
(–) Defined contribution plan assets	(8,860,515)	(8,422,867)
(–) Operational liabilities	(112,313)	(139,415)
(–) Contingent liabilities	(239,595)	(205,646)
(–) Investment funds	(225,595)	(204,902)
(–) Administrative funds	(585,776)	(546,132)
(–) Pension funds	(92,943)	(130,005)
Net liabilities (a) + (b)	3,485,357	3,531,504
Social Security Plans | Asset ceiling
Balance Sheet
Asset ceiling	1,560,606	1,766,372
Other post-employment benefit obligations
Income Statement
Current service cost	14,786	40,101
Net interest costs	2,625,327	2,559,602
Actuarial expense / (revenue) recognized in the year	R$ 2,640,113	R$ 2,599,703